RELATED PARTY TRANSACTIONS - Financial Exposure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($) individual company Counterparty	Dec. 31, 2022 ARS ($) Counterparty individual company
Disclosure of transactions between related parties [line items]
Aggregate total financial exposure	$ 1,778,169	$ 673,747
Number of recipient related parties | Counterparty	80	80
Average total financial exposure	$ 22,227	$ 8,422
Single largest financial exposure	$ 1,387,195	$ 358,255
Individuals [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | individual	68	70
Companies [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | company	12	10